Share based compensation expenses	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation expenses
20 .	Share based compensation expenses
Share based compensation expenses for periods prior to the Reorganization relate to the share options or restricted shares granted by Jimu Parent to the employees of the Pintec Business. For the years ended December 31, 2017, 2018 and 2019, total share based compensation expenses allocated from Jimu Parent were RMB31,018, RMB36,496 and RMB22,434, respectively.
Share options issued by Jimu Parent to employees of the Company
Starting from 2014, Jimu Parent granted multiple tranches of share options with tiered vesting commencement dates to employees, including employees of the Pintec Business. The options are generally scheduled to be vested over four years, one-fourth
of the awards shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.
A summary of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business for the years ended December 31, 2017, 2018 and 2019 is presented below:

	Options Outstanding	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (In years)	Average Intrinsic Value (RMB in thousands)
Outstanding as of January 1, 2017	14,457,910	0.84	8.16	28,210
Granted	470,000	1.00	—	—
Exercised	—	—	—	—
Forfeited	(248,436)	1.00	—	—

Outstanding as of December 31, 2017	14,679,474	0.84	7.46	27,036

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(333,780)	0.87	—	—

Outstanding as of December 31, 2018	14,345,694	0.84	6.20	27,885

Granted	—	—	—	—
Exercised	(13,305,789)	0.83	—	—
Forfeited	(228,262)	1.00	—	—

Outstanding as of December 31, 2019	811,643	0.99	5.88	28,327

Vested and expected to vest as of December 31, 2017	14,679,474	0.84	7.46	27,036
Exercisable as of December 31, 2017	9,301,272	0.77	7.46	9,573
Vested and expected to vest as of December 31, 2018	14,345,694	0.84	6.20	27,885
Exercisable as of December 31, 2018	12,121,038	0.81	6.20	16,353
Vested and expected to vest as of December 31, 2019	811,643	0.99	5.88	28,327
Exercisable as of December 31, 2019	691,564	0.99	5.88	1,295

There were 470,000, nil and nil options granted for the years ended December 31, 2017, 2018 and 2019. The weighted average grant date fair value of options granted for the years ended December 31, 2017, 2018 and 2019 were US$1.8
9
, nil and nil, respectively. The total intrinsic value of options exercised during the years ended December 31, 2017, 2018, and 2019, were nil, nil, and RMB23,403, respectively.
For the years ended December 31, 2017, 2018 and 2019, share-based compensation expenses recognized associated with the service-based share options granted to employees of the predecessor operations of Pintec Business and allocated to the Company were RMB20,910, RMB26,775 and RMB21,125, respectively.
As of December 31, 2017, 2018 and 2019, there were RMB46,109, RMB23,924, and RMB1,443 of unrecognized share-based compensation expenses, adjusted estimated forfeitures, related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 0.78 years, and may be adjusted for future change in estimated forfeitures.
The estimated fair value of each option grant is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

For Years Ended December 31, 2017
Expected volatility	34.6% ~ 40.2%
Risk-free interest rate (per annum)	2.02% ~ 3.02%
Exercise multiples	2.2 ~ 2.8
Expected dividend yield	0%
Expected term (in years)	10
Fair value of the underlying shares on the date of option grants (US$)	0.45 ~ 2.70
The expected volatility is calculated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk free interest rate is estimated based on the yield to maturity of China treasury bonds based on the expected term of the incentive shares. Jimu Parent has not declared or paid any cash dividends on its capital stock, and does not anticipate any dividend payments on its ordinary shares in the foreseeable future. The estimated forfeiture rate is determined based on the fact that vested incentive shares would only be forfeited in the event of misconduct by the holders of the incentive shares.

Restriction of ordinary shares held by management and employee
In connection with Jimu Parent’s issuance of Series A preferred shares on March 5, 2014, 40% of the 72,000,000 ordinary shares held by certain members of Jimu Parent’s senior management became restricted pursuant to the shareholders’ agreement. The 40% of the shares subject to vesting thereafter in 60 equal and continuous monthly installments following the grant date, provided that the founders’ continuous service for the Jimu Parent. This arrangement is accounted for similar to a reverse stock split, followed by the grant of restricted stock awards to the founders subject to service vesting conditions. These shares issued are determined to be share-based compensation. The fair value of the ordinary shares at the grant date was estimated using the income approach. Grant date fair value per restricted share on March 5, 2014 was US$0.45.
The Company granted 1,863,043 restricted shares on June 28, 2019 to its employees and managements. The shares subject to vesting thereafter in 4 equal and continuous yearly installments following the grant date provided that the employees’ and managements’ continuous service. The fair value of the restricted shares at the grant date equal to the market price of the Company’s ordinary shares, which was US$0.42 per share.
The fair value of the ordinary shares at the grant date recognized as compensation expenses using graded vesting method over the requisite service period, which is the vesting period.
The activities of the total restricted ordinary shares for the years ended December 31, 2017, 2018 and 2019 are summarized as below:

	Number of shares	Weighted-Average Grant Date Fair Value (in US$)
Unvested at January 1, 2017	5,803,231	0.59
Granted	—	—
Vested	(2,634,143)	0.57

Unvested at December 31, 2017	3,169,088	0.60

Granted	—	—
Vested	(2,248,136)	0.56
Forfeited	(540,810)	0.45

Unvested at December 31, 2018	380,142	0.50

Granted	1,863,043	0.42
Vested	(634,899)	0.42
Forfeited	(471,009)	0.42

Unvested at December 31, 2019	1,137,277	0.42

For the years ended December 31, 2017, 2018 and 2019, share-based compensation expenses recognized associated with the restricted ordinary shares and allocated to the Company were RMB10,108, RMB9,721 and RMB2,055, respectively. As of December 31, 2017, 2018 and 2019, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested
service-based restricted ordinary shares, was RMB10,928, RMB1,303 and RMB3,364, respectively.

Share options issued by Pintec to mirror the options originally granted by Jimu Parent
In connection with the Reorganization and as a result of the anti-dilution provision in the option plan and agreement regarding the options issued by Jimu Parent, 24,287,218 options to purchase the underlying Pintec ordinary shares were issued by the Company as of March 27, 2018 under the Company’s first share incentive plan (the “First Plan”). For each of the outstanding share options granted under the Jimu Plan before the Reorganization, excluding those that were forfeited, it was additionally paired with one share option issued by the Company under the First Plan after the Reorganization, as an equitable adjustment pursuant to the anti-dilution provision.
Such issuance of options in conjunction with the Reorganization was determined to be a modification of the share option. All option grantees were affected accordingly. The Company engaged an independent valuation firm to assist the management in valuing the options before and after the modification. The total additional compensation cost resulting from the modifications in accordance with ASC 718 was RMB4,865.
Share options granted by Pintec to employees of the Company
The Group granted 16,042,500 share options and 740,000 share options on May 31, 2018 and July 31, 2018, respectively, to its employees and directors of the Company under the First Plan with an exercise price of US$0.000125. The fair value of the Company’s options was estimated to be $1.2785 per option granted on May 31, 2018, and $1.4506 per option granted on July 31, 2018 under the plan. These awards have a service condition and an initial public offering performance condition. For share options granted with performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share-based compensation expenses for these options that have satisfied the service condition was recorded upon the completion of the IPO.
The Group granted 610,000 share options on November 28, 2018 to its employees and directors of the Company under the Company’s second share incentive plan (the “Second Plan”) with an exercise price of US$0.000125. The fair value of the Company’s options was estimated to be $1.5899 per option granted on November 28, 2018. These awards have a service condition of four-year service period.
The Group granted 1,497,090 share options on June 28, 2019 to its employees and managements of the Company under the Second Plan with an exercise price of US$0.42, the related fair value of these options was estimated to be US$0.18. The Group granted 680,827 share options on July 31, 2019 to consultants of the Company under the Second Plan. Of the 680,827 share options to consultants, 231,868 share options was with an exercise price of US$0.000125 and the fair value was estimated to be US$0.55; 448,959 share options was with an exercise price of US$0.79 and the fair value was estimated to be US$0.07. These awards have a service condition of four-year service period.

A summary of activities of the service and performance-based share options granted to the employees and directors of the Company for the year
s
ended December 31, 2018 and 2019 are presented below:

	Options Outstanding	Weighted-Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	(In years)	(RMB in thousands)
Outstanding as of December 31, 2017	—	—	—	—
Granted	17,392,500	0.0001	10	150,062
Exercised	—	—	—	—
Forfeited	(235,936)	0.0001	—	—

Outstanding as of December 31, 2018	17,156,564	0.0001	8.47	152,705

Granted	2,177,917	0.4537	—	—
Exercised	(8,709,085)	0.0001	—	—
Forfeited	(5,047,637)	0.0355	—	—

Outstanding as of December 31, 2019	5,577,759	0.1452	7.68	113,541

Vested and expected to vest as of December 31, 2018	17,156,564	0.0001	8.47	152,705
Exercisable as of December 31, 2018	5,102,237	0.0001	8.47	44,766
Vested and expect to vest as of December 31, 2019	5,577,759	0.1452	7.68	113,541
Exercisable as of December 31, 2019	1,655,773	0.2356	7.68	8,993
For the years ended December 31, 2018 and 2019, share-based compensation expenses recognized/(reversed) associated with share options granted by the company were RMB94,764 and RMB(5,333) respectively. As of December 31, 2018 and 2019, there were RMB61,947 and RMB10,054 of unrecognized share-based compensation, adjusted for estimated forfeitures, related to the share options granted to the Group’s employees and directors. The weighted-average grant-date fair value of options granted during the years December 31,2018, and 2019 were $1.2967, $0.2018, respectively. The total intrinsic value of options exercised during the years ended December 31, 2018, and 2019, was nil, and RMB76,927, respectively.

The estimated fair value of option granted in 2018 and 2019 is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

For the year ended December 31, 2018 and 2019
Expected volatility	37.6%~39.9%
Risk-free interest rate (per annum)	1.78%~2.89%
Exercise multiples	2.2
Expected dividend yield	0%
Expected term (in years)	3~10
Fair value of the underlying shares on the date of option grants (in US$)	0.42~1.59
The expected volatility at the grant date is estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk free interest rate is estimated based on the yield to maturity of China treasury bonds at the option valuation date. Expected term is the contract life of the option. The Group has not declared or paid any cash dividends on its capital stock, and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.